Related party disclosure - Summary of Detailed Information About Related Parties Explanatory (Detail)	12 Months Ended
Mar. 31, 2021
Heramba Renewables Limited
Disclosure Of Detailed Information About Related Parties [Line Items]
Name Of Joint Venture	Heramba Renewables Limited
Aalok Solarfarms Limited
Disclosure Of Detailed Information About Related Parties [Line Items]
Name Of Joint Venture	Aalok Solarfarms Limited
Shreyas Solarfarms Limited
Disclosure Of Detailed Information About Related Parties [Line Items]
Name Of Joint Venture	Shreyas Solarfarms Limited
Abha Solarfarms Limited
Disclosure Of Detailed Information About Related Parties [Line Items]
Name Of Joint Venture	Abha Solarfarms Limited
Joint Control Or Significant Influence | GS Wyvern Holdings Limited
Disclosure Of Detailed Information About Related Parties [Line Items]
Name of entity with significant influence on the company	GS Wyvern Holdings Limited
Key Managerial Personnel (KMP) | Mr Sumant Sinha Chairman And Managing Director
Disclosure Of Detailed Information About Related Parties [Line Items]
Name of Key Management Personnel Or Relatives Of Key Management Personnel	Mr. Sumant Sinha, Chairman and Managing Director
Key Managerial Personnel (KMP) | Mr Ravi Seth Chief Financial Officer
Disclosure Of Detailed Information About Related Parties [Line Items]
Name of Key Management Personnel Or Relatives Of Key Management Personnel	Mr. Ravi Seth, Chief Financial Officer (till 2 September 2019)
Key Managerial Personnel (KMP) | Mr D Muthukumaran Chief Financial Officer
Disclosure Of Detailed Information About Related Parties [Line Items]
Name of Key Management Personnel Or Relatives Of Key Management Personnel	Mr. D Muthukumaran, Chief Financial Officer (from 3 September 2019)
Key Managerial Personnel (KMP) | Mr Ashish Jain Company Secretary And Compliance Officer
Disclosure Of Detailed Information About Related Parties [Line Items]
Name of Key Management Personnel Or Relatives Of Key Management Personnel	Mr. Ashish Jain, Company Secretary and Compliance Officer
Key Managerial Personnel (KMP) | Mr Parag Sharma Chief Operating Officer And Head Of Solar Business
Disclosure Of Detailed Information About Related Parties [Line Items]
Name of Key Management Personnel Or Relatives Of Key Management Personnel	Mr. Parag Sharma, Chief Operating Officer and head of solar business (from 26 April 2018 till 1 November 2019)
Key Managerial Personnel (KMP) | Mr Balram Mehta President Of Wind Business
Disclosure Of Detailed Information About Related Parties [Line Items]
Name of Key Management Personnel Or Relatives Of Key Management Personnel	Mr. Balram Mehta, President of wind business (till 8 November 2019)
Key Managerial Personnel (KMP) | Mr Ravi Parmeshwar Chief Human Resource Officer
Disclosure Of Detailed Information About Related Parties [Line Items]
Name of Key Management Personnel Or Relatives Of Key Management Personnel	Mr. Ravi Parmeshwar, Chief Human Resource Officer (till 8 November 2019)
Key Managerial Personnel (KMP) | Mrs Vaishali Nigam Sinha CSR And Communication Officer
Disclosure Of Detailed Information About Related Parties [Line Items]
Name of Key Management Personnel Or Relatives Of Key Management Personnel	Mrs. Vaishali Nigam Sinha, CSR and Communication Officer
Entities Owned Or Significantly Influenced By Key Management Personnel | Wisemore Advisory Private Limited
Disclosure Of Detailed Information About Related Parties [Line Items]
Name Of Entities Owned Or Significantly Influenced By Key Management Personnel Or Their Relatives	Wisemore Advisory Private Limited
Entities Owned Or Significantly Influenced By Key Management Personnel | ReNew Foundation
Disclosure Of Detailed Information About Related Parties [Line Items]
Name Of Entities Owned Or Significantly Influenced By Key Management Personnel Or Their Relatives	ReNew Foundation
Joint Control | Prathamesh Solarfarms Limited
Disclosure Of Detailed Information About Related Parties [Line Items]
Name Of Joint Venture	Prathamesh Solarfarms Limited (till 30 January 2019)
Joint Control | Heramba Renewables Limited
Disclosure Of Detailed Information About Related Parties [Line Items]
Name Of Joint Venture	Heramba Renewables Limited (till 31 December 2020)
Joint Control | Aalok Solarfarms Limited
Disclosure Of Detailed Information About Related Parties [Line Items]
Name Of Joint Venture	Aalok Solarfarms Limited (till 31 December 2020)
Joint Control | Shreyas Solarfarms Limited
Disclosure Of Detailed Information About Related Parties [Line Items]
Name Of Joint Venture	Shreyas Solarfarms Limited (till 31 December 2020)
Joint Control | Abha Solarfarms Limited
Disclosure Of Detailed Information About Related Parties [Line Items]
Name Of Joint Venture	Abha Solarfarms Limited (till 31 December 2020)
Joint Control | VG DTL Transmissions Private Limited
Disclosure Of Detailed Information About Related Parties [Line Items]
Name Of Joint Venture	VG DTL Transmissions Private Limited